Shared Services Agreement with Asuragen	3 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Shared Services Agreement with Asuragen
11.	Shared Services Agreement with Asuragen

On November 3, 2009, the Company entered into an agreement with Asuragen under which Asuragen shares space with and provides services to the Company in support of the Company’s business. Such services have included human resources, finance and accounting, information technology, purchasing, shipping and receiving, equipment use, and various facility expenses. The Company pays Asuragen a monthly service fee for the services provided by Asuragen to the Company, which does not include direct charges incurred by Asuragen on behalf of the Company. The Company paid Asuragen approximately $316,000, $490,000 and $506,000 for the years ended December 31, 2016, 2015 and 2014, respectively.

On October 31, 2014, the Company entered into a sublease agreement with Asuragen for use of office, laboratory and shared space. Total rent expense was approximately $59,000 and $89,000 for the year ended December 31, 2016 and 2015, respectively. Both the lease and the shared service agreements expired on August 31, 2016.